Cover	12 Months Ended
Sep. 24, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	LEE ENTERPRISES, INC
Entity Central Index Key	0000058361